Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	$ 7,640.2
Total other comprehensive income (loss) (OCI), net of taxes (note 22)	(334.1)	$ 379.9
Balance, end of year	7,368.8	7,640.2
Total
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	579.0	199.1
OCI before reclassification	(323.5)	355.9
Amounts reclassified from AOCI	1.1	0.7
Adoption Of ASU No. 2016-01 (note 2)		7.1
Curtailment of DB and PRB plan		4.2
Current period OCI (pre-tax)	(322.4)	367.9
Income tax on amounts retained in AOCI	(11.4)	13.7
Income tax on amounts reclassified to earnings	(0.3)	(0.2)
Income tax on amounts related to curtailment of DB and PRB plan		(1.5)
Total other comprehensive income (loss) (OCI), net of taxes (note 22)	(334.1)	379.9
Balance, end of year	244.9	579.0
Available-for-sale
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	0.0	(7.1)
OCI before reclassification	0.0	0.0
Amounts reclassified from AOCI	0.0	0.0
Adoption Of ASU No. 2016-01 (note 2)		7.1
Curtailment of DB and PRB plan		0.0
Current period OCI (pre-tax)	0.0	7.1
Income tax on amounts retained in AOCI	0.0	0.0
Income tax on amounts reclassified to earnings	0.0	0.0
Income tax on amounts related to curtailment of DB and PRB plan		0.0
Total other comprehensive income (loss) (OCI), net of taxes (note 22)	0.0	7.1
Balance, end of year	0.0	0.0
Defined benefit pension and PRB plans
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	(19.0)	(11.4)
OCI before reclassification	15.2	(14.1)
Amounts reclassified from AOCI	1.1	0.7
Adoption Of ASU No. 2016-01 (note 2)		0.0
Curtailment of DB and PRB plan		4.2
Current period OCI (pre-tax)	16.3	(9.2)
Income tax on amounts retained in AOCI	(3.2)	3.3
Income tax on amounts reclassified to earnings	(0.3)	(0.2)
Income tax on amounts related to curtailment of DB and PRB plan		(1.5)
Total other comprehensive income (loss) (OCI), net of taxes (note 22)	12.8	(7.6)
Balance, end of year	(6.2)	(19.0)
Hedge net investments
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	(209.2)	(129.0)
OCI before reclassification	68.2	(90.6)
Amounts reclassified from AOCI	0.0	0.0
Adoption Of ASU No. 2016-01 (note 2)		0.0
Curtailment of DB and PRB plan		0.0
Current period OCI (pre-tax)	68.2	(90.6)
Income tax on amounts retained in AOCI	(8.2)	10.4
Income tax on amounts reclassified to earnings	0.0	0.0
Income tax on amounts related to curtailment of DB and PRB plan		0.0
Total other comprehensive income (loss) (OCI), net of taxes (note 22)	60.0	(80.2)
Balance, end of year	(149.2)	(209.2)
Translation foreign operations
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	801.4	342.9
OCI before reclassification	(406.2)	458.5
Amounts reclassified from AOCI	0.0	0.0
Adoption Of ASU No. 2016-01 (note 2)		0.0
Curtailment of DB and PRB plan		0.0
Current period OCI (pre-tax)	(406.2)	458.5
Income tax on amounts retained in AOCI	0.0	0.0
Income tax on amounts reclassified to earnings	0.0	0.0
Income tax on amounts related to curtailment of DB and PRB plan		0.0
Total other comprehensive income (loss) (OCI), net of taxes (note 22)	(406.2)	458.5
Balance, end of year	395.2	801.4
Equity investee
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	5.8	3.7
OCI before reclassification	(0.7)	2.1
Amounts reclassified from AOCI	0.0	0.0
Adoption Of ASU No. 2016-01 (note 2)		0.0
Curtailment of DB and PRB plan		0.0
Current period OCI (pre-tax)	(0.7)	2.1
Income tax on amounts retained in AOCI	0.0	0.0
Income tax on amounts reclassified to earnings	0.0	0.0
Income tax on amounts related to curtailment of DB and PRB plan		0.0
Total other comprehensive income (loss) (OCI), net of taxes (note 22)	(0.7)	2.1
Balance, end of year	$ 5.1	$ 5.8